Financial Liabilities - Breakdown of Financial Liabilities (Details) - Telefonica, S.A. - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Total carrying amount	€ 54,702	€ 55,746
Total fair value	55,973	59,328
Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	71	80
Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,446	3,072
Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	870	1,180
Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,647	1,972
Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	52,185	52,594
Issues
Disclosure of financial liabilities [line items]
Total carrying amount	43,630	43,694
Total fair value	44,939	47,166
Issues | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	43,630	43,694
Loans and other payables
Disclosure of financial liabilities [line items]
Total carrying amount	8,555	8,900
Total fair value	8,517	9,010
Loans and other payables | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	8,555	8,900
Derivative instruments
Disclosure of financial liabilities [line items]
Total carrying amount	2,517	3,152
Total fair value	2,517	3,152
Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	71	80
Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,446	3,072
Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	870	1,180
Derivative instruments | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,647	1,972
Derivative instruments | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	€ 0	€ 0